DEFERRED TAX	6 Months Ended
Jun. 30, 2024
Disclosure Of Deferred Tax [Abstract]
DEFERRED TAX	DEFERRED TAX
Deferred tax assets and liabilities are presented on a gross basis in the consolidated statement of financial position for amounts attributable to different tax jurisdictions which cannot be offset. As at June 30, 2024 and December 31, 2023, deferred tax is presented on a gross basis in the consolidated statement of financial position unless there is a legally enforceable right to offset current tax assets against current tax liabilities.
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As of June 30, 2024	As of December 31, 2023
Deferred tax asset	6,694	7,134
Deferred tax liability	(2,208)	(2,008)
Deferred tax asset, net	4,486	5,126
The change in the deferred tax account was as follows:

As of June 30, 2024
Deferred tax, net at the beginning of the period	5,126
Credited to the consolidated statement of comprehensive income (Note 22)	(450)
Translation differences	(190)
Deferred tax, net at the end of the period	4,486
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance was comprised of the following:

	As of June 30, 2024	As of December 31, 2023
Intangible assets - deferred tax assets	5,273	5,797
Intangible assets - deferred tax liability	(3,151)	(3,193)
Trading losses and other allowances	2,364	2,522
Net deferred tax assets	4,486	5,126

At June 30, 2024, the Group had unutilized trading losses and other allowances of $57,902 of which $31,556 were not recognized based on management’s performance projections for 2024 - 2028 and the related ability to utilize the tax losses resulting in a recognition of a deferred tax asset of $2,364.

At June 30, 2024, the Group had unutilized capital allowances of $47,647 related to intangible assets, of which $5,460 were not recognized based on management’s performance projections for 2024 – 2030 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $5,273.

At June 30, 2024 and December 31, 2023, deferred tax liability amounted to $3,151 and $3,193, respectively, and related to intangible assets acquired as a part of RotoWire acquisition.

At December 31, 2023, the Group had unutilized trading losses and other allowances of $57,784, of which $29,199 were not recognized based on management’s performance projections for 2024 – 2028 and the related ability to utilize the tax losses resulting in deferred tax asset recognition of $2,522.

At December 31, 2023, the Group had unutilized capital allowances of $58,665 related to intangible assets, of which a balance of $12,289 was not recognized based on management’s performance projections for 2024 – 2030 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $5,797.